1933 Act

Rule 497(j)

May 14, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	The Phoenix Edge Series Fund
File Nos. 033-05033 and 811-04642

To the Commission Staff:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above referenced Fund do not differ from those contained in the most recent registration statement amendment filed electronically.

Please direct any questions regarding this filing to the undersigned at (860) 403-6625.

Very truly yours,

/s/ Kathleen A. McGah

Kathleen A. McGah, Vice President and Counsel

Phoenix Life Insurance Company